Cover	Aug. 02, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 08, 2022
Entity Registrant Name	DLH Holdings Corp.
Entity Incorporation, State or Country Code	NJ
Entity File Number	0-18492
Entity Tax Identification Number	22-1899798
Entity Address, Address Line One	3565 Piedmont Road, NE
Entity Address, Address Line Two	Building 3
Entity Address, Address Line Three	Suite 700
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
City Area Code	770
Local Phone Number	554-3545
Title of 12(b) Security	Common Stock
Trading Symbol	DLHC
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000785557
Amendment Flag	false